Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2025
Trade and other payables
Schedule of trade and other payables
	06.30.2025	06.30.2024
Customers´ advances (*)	64,245	54,135
Trade payables	24,079	13,189
Accrued invoices	14,224	10,852
Admission fees (*)	45,336	41,002
Other income to be accrued	565	659
Tenant deposits	643	673
Total trade payables	149,092	120,510
Taxes payable	10,736	7,801
Other payables	22,009	26,451
Total other payables	32,745	34,252
Total trade and other payables	181,837	154,762
Non-current	60,944	53,422
Current	120,893	101,340
Total	181,837	154,762